UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.2%
FINANCIAL—BANKS 0.3%
Bond Street Holdings LLC, Class A, 144A(a),(b),(c),(d)	289,434	$6,150,472
REAL ESTATE 98.9%
DIVERSIFIED 7.8%
Alexander’s	33,269	14,222,165
American Assets Trust	544,508	14,587,369
Forest City Enterprises, Class A(d)	803,403	12,733,938
Vornado Realty Trust	1,722,182	139,582,851
		181,126,323
HEALTH CARE 10.2%
Brookdale Senior Living(d)	577,844	13,417,538
HCP	2,037,662	90,635,206
Health Care REIT	513,151	29,634,470
Healthcare Realty Trust	481,300	11,093,965
Ventas	1,471,472	91,599,132
		236,380,311
HOTEL 8.0%
Chesapeake Lodging Trust	417,609	8,297,891
Hersha Hospitality Trust	3,408,196	16,700,160
Host Hotels & Resorts	4,867,054	78,116,217
Hyatt Hotels Corp., Class A(d)	806,376	32,375,996
Orient-Express Hotels Ltd., Class A (Bermuda)(d)	2,016,763	17,949,191
RLJ Lodging Trust	187,743	3,550,220
Starwood Hotels & Resorts Worldwide	405,027	23,475,365
Strategic Hotels & Resorts Worldwide(d)	770,877	4,632,971
		185,098,011
INDUSTRIALS 6.6%
DCT Industrial Trust	2,396,833	15,507,509
Prologis	3,900,427	136,631,958
		152,139,467
OFFICE 13.9%
Alexandria Real Estate Equities	560,809	41,230,678
Boston Properties	756,265	83,650,472
Brookfield Office Properties (Canada)	2,945,624	48,779,533
Corporate Office Properties Trust	1,221,416	29,277,341
Douglas Emmett	792,209	18,276,262
Hudson Pacific Properties	881,722	16,311,857

1

	Number of Shares	Value
Kilroy Realty Corp.	500,138	$22,396,180
Liberty Property Trust	332,240	12,040,377
SL Green Realty Corp.	626,189	50,138,953
		322,101,653
RESIDENTIAL—APARTMENT 18.1%
American Campus Communities	521,548	22,885,526
Apartment Investment & Management Co.	1,885,659	49,008,278
AvalonBay Communities	467,781	63,613,538
Colonial Properties Trust	1,210,159	25,473,847
Education Realty Trust	1,048,685	11,430,667
Equity Residential	2,074,887	119,368,249
Essex Property Trust	288,172	42,718,617
Home Properties	170,766	10,462,833
Mid-America Apartment Communities	584,339	38,163,180
UDR	1,381,649	34,292,528
		417,417,263
SELF STORAGE 6.8%
CubeSmart	1,308,206	16,836,611
Extra Space Storage	732,707	24,362,508
Public Storage	698,549	97,217,064
Sovran Self Storage	315,900	18,274,815
		156,690,998
SHOPPING CENTERS 25.0%
COMMUNITY CENTER 10.2%
DDR Corp.	2,319,200	35,622,912
Federal Realty Investment Trust	275,601	29,020,785
Kimco Realty Corp.	1,640,361	33,250,118
Regency Centers Corp.	1,300,086	63,353,191
Retail Properties of America	991,195	11,220,327
Tanger Factory Outlet Centers	739,421	23,905,481
Weingarten Realty Investors	1,372,934	38,593,175
		234,965,989
REGIONAL MALL 14.8%
General Growth Properties	3,780,019	73,634,770
Simon Property Group	1,774,626	269,405,973
		343,040,743
TOTAL SHOPPING CENTERS		578,006,732

2

		Number of Shares	Value
SPECIALTY 2.5%
Digital Realty Trust		567,153	$39,615,637
DuPont Fabros Technology		464,620	11,731,655
Weyerhaeuser Co.		238,100	6,223,934
			57,571,226
TOTAL REAL ESTATE			2,286,531,984
TOTAL COMMON STOCK (Identified cost—$1,765,393,682)			2,292,682,456
SHORT-TERM INVESTMENTS 0.7%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)		7,503,289	7,503,289
Federated Government Obligations Fund, 0.02%(e)		7,503,246	7,503,246
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$15,006,535)			15,006,535

TOTAL INVESTMENTS (Identified cost—$1,780,400,217)	99.9%		2,307,688,991

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		3,312,734

NET ASSETS (Equivalent to $43.97 per share based on 52,561,514 shares of common stock outstanding)	100.0%		$2,311,001,725

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Illiquid security. Aggregate holdings equal 0.3% of the net assets of the Fund.

(b)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.3% of the net assets of the Fund.

(c)          Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.3% of the net assets of the Fund, all of which are illiquid.

(d)         Non-income producing security.

(e)          Rate quoted represents the seven-day yield of the fund.

3

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the manager subject to the oversight of the Board of Directors. The manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock - Financial - Banks	$6,150,472	$—	$—	$6,150,472	(a)
Common Stock - Other	2,286,531,984	2,286,531,984	—	—
Money Market Funds	15,006,535	—	15,006,535	—
Total Investments(b)	$2,307,688,991	$2,286,531,984	$15,006,535	$6,150,472

(a) Fair valued, by the Valuation Committee, pursuant to the Fund’s fair value procedures.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments in Securities
Balance as of December 31, 2011	$6,222,831
Change in unrealized depreciation	(72,359)
Balance as of September 30, 2012	$6,150,472

The change in unrealized appreciation/(depreciation) attributable to securities owned on September 30, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $(72,359).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable
	at 9/30/2012	Technique	Inputs	Range
Common Stock - Financial - Banks	$6,150,472	Market comparable companies	Price/Book Ratio Liquidity Discount	1.01X -1.58X 10%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investment in Financial - Banks are the price-to-book ratio and discount for lack of liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,780,400,217
Gross unrealized appreciation	$532,463,351
Gross unrealized depreciation	(5,174,577)
Net unrealized appreciation	$527,288,774

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 28, 2012